Description of Business and Organization (Details) - Schedule of subsidiary and variable interest entity	12 Months Ended
Dec. 31, 2021
Merchant Supreme Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation	BVI, June 25, 2012
Percentage of ownership	100% held by PME
Principal activities	Intermediate holding company
Prime Cheer Corporation Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation	Hong Kong, May 3, 2012
Percentage of ownership	100% held by Merchant Supreme
Principal activities	Intermediate holding company
Pingtan Guansheng Ocean Fishing Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation	PRC, October 12, 2012
Percentage of ownership	100% held by Prime Cheer
Principal activities	Intermediate holding company
Fujian Heyue Marine Fishing Development Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation	PRC, January 27, 2015
Percentage of ownership	100% held by Pingtan Guansheng
Principal activities	Intermediate holding company
Fujian Provincial Pingtan County Fishing Group Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation	PRC, February 27, 1998
Percentage of ownership	92% held by Fujian Heyue
Principal activities	Oceanic fishing
Pingtan Dingxin Fishing Information Consulting Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation	PRC, October 23, 2012
Percentage of ownership	100% held by Pingtan Fishing
Principal activities	Dormant
Pingtan Yikang Global Fishery Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation	PRC, September 14, 2017
Percentage of ownership	100% held by Pingtan Fishing
Principal activities	Dormant
Pingtan Shinsilkroad Fishery Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation	PRC, September 14, 2017
Percentage of ownership	100% held by Pingtan Fishing
Principal activities	Dormant
Fuzhou Howcious Investment Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation	PRC, September 5, 2017
Percentage of ownership	100% held by Pingtan Fishing
Principal activities	Dormant
Pingtan Ocean Fishery Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place and date of incorporation	PRC, July 21, 2017
Percentage of ownership	100% held by Pingtan Fishing
Principal activities	Dormant